Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Employee Benefit Plans

Note 9:    Employee Benefit Plans

The Company has a non-contributory, defined benefit pension plan for full-time employees who were over 21 years of age and vested in the plan as of December 31, 2012, when the plan was frozen. Each participant’s account balance grows based on monthly interest credits. The Company funds pension costs in accordance with the funding provisions of the Employee Retirement Income Security Act.

The Company sponsors a post-retirement benefit plan covering current and future retirees who acquire age 55 and 10 years of service or age 65 and 5 years of service. The post-retirement benefit plan provides coverage toward a retiree’s eligible medical and life insurance benefits expenses. The plan is unfunded and funded as benefits are due.

Components of Net Periodic (Benefit) Cost

(Dollars in thousands)	Pension Benefits		Post-Retirement Benefits
Nine months ended September 30,	2016	2015	2016	2015
Service cost	$—	$—	$17	$17
Interest cost	101	99	21	23
Expected return on plan assets	(142)	(148)	—	—
Settlement loss	21	—	—	—
Recognized net actuarial loss	58	57	—	—

Net periodic cost	$38	$8	$38	$40

The Company expects to make no contribution to its pension plan and $2 thousand to its post-retirement benefit plan during the remainder of 2016. The Company has contributed $5 thousand towards the post-retirement plan during the first nine months of 2016.

Note 10. Employee Benefit Plans

The Company has a non-contributory, cash balance pension plan for employees who were vested in the plan as of December 31, 2012 when it was frozen. Each participant’s account balance grows based on monthly interest credits. The Company funds pension costs in accordance with the funding provisions of the Employee Retirement Income Security Act.

The Company sponsors a postretirement benefit plan covering current and future retirees who acquire age 55 and 10 years of service or age 65 and 5 years of service. The postretirement benefit plan provides coverage toward a retiree’s eligible medical and life insurance benefits expenses.

The following tables provide the reconciliation of changes in the benefit obligations and fair value of assets and a statement of funded status for the pension plan and postretirement plan of the Company. In 2014, the $755 thousand net loss related to pension benefits and the $130 thousand net loss related to post retirement benefits was primarily due to the increase in the discount rate assumption to 4% in 2014 from 5% in 2013 and longer assumed lives of participants resulting from updated mortality tables for 2014.

	Pension Benefits		Postretirement Benefits
(Dollars in thousands)	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation, beginning of year	$3,546	$2,737	$771	$607
Service cost	—	—	23	15
Interest cost	131	142	30	30
Actuarial loss (gain)	(104)	721	(147)	130
Benefit payments	(85)	(54)	(9)	(11)
Settlement gain	—	—	—	—

Benefit obligation, end of year	3,488	3,546	668	771

Change in plan assets
Fair value of plan assets, beginning of year	2,897	2,820	—	—
Actual return on plan assets	(6)	131	—	—
Employer contributions	—	—	9	11
Benefits payments	(85)	(54)	(9)	(11)

Fair value of plan assets, end of year	2,806	2,897	—	—

Funded status at the end of the year	$(682)	$(649)	$(668)	$(771)

Amounts recognized in accumulated other comprehensive loss (income)
Net loss (gain)	$1,402	$1,380	$(65)	$83
Prior service cost	—	—	—	—
Net obligation at transition	—	—	—	—

Amount recognized	$1,402	$1,380	$(65)	$83

Components of net periodic benefit cost (gain)
Service cost	$—	$—	$23	$15
Interest cost	131	142	30	30
Expected (return) on plan assets	(196)	(202)	—	—
Amortization of prior service cost	—	—	—	—
Amortization of net obligation at transition	—	—	—	—
Recognized net loss due to settlement	—	—	—	—
Recognized net actuarial loss	76	37	—	—

Net periodic benefit (gain) cost	11	(23)	53	45

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
Net loss (gain)	22	755	(147)	130
Amortization of prior service cost	—	—	—	—
Amortization of net obligation at transition	—	—	—	—

Total recognized in other comprehensive loss/(income)	22	755	(147)	130

Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$33	$732	$(94)	$175

Weighted-average assumptions as of December 31:	2015	2014	2015	2014
Discount rate used for Net Periodic Pension Cost	4.00%	5.00%	4.00%	5.00%
Discount Rate used for Disclosure	4.25%	4.00%	4.25%	4.00%
Expected return on plan assets	7.50%	7.50%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
Rate of compensation increase for net periodic pension cost	N/A	N/A	N/A	N/A
Expected future interest crediting rate	3.00%	3.00%	N/A	N/A

The accumulated benefit obligation for the cash balance pension plan was $3.5 million at both December 31, 2015 and 2014, respectively.

Estimated future benefit payments for the pension and postretirement plans are as follows (in thousands):

	Pension	Postretirement
2016	$509	$18
2017	209	20
2018	38	22
2019	362	24
2020	410	27
2021 and thereafter	1,381	170

Long-term rate of return. The pension plan sponsor selects the assumption for the expected long-term rate of return on assets in consultation with their investment advisors and actuary. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed, especially with respect to real rates of return (net of inflation), for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience that may not continue over the measurement period, with higher significance placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further, solely for this purpose, the plan is assumed to continue in force and not terminate during the period during which assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

The fair value of the Company’s pension plan assets by asset category are as follows:

(Dollars in thousands)		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds - fixed income	1,119	1,119	—	—
Mutual funds - equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

		Fair Value Measurements at December 31, 2014 Using
Description	Balance	Level 1	Level 2	Level 3
Defined benefit plan assets:
Cash and cash equivalents	$4	$4	$—	$—
Mutual funds - fixed income	1,139	1,139	—	—
Mutual funds - equity	1,754	1,754	—	—

Total defined benefit plan assets	$2,897	$2,897	$—	$—

The trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 40% fixed income and 60% equities. The investment manager of the fund selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the plan’s investment strategy. The investment manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the trustee to administer the investments of the trust within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the trust.

In November 2015, the Company announced a voluntary early retirement plan to employees over 55 years of age and with a minimum of 10 years of service. There were five employees who elected to participate in the plan with a total cost of $134 thousand recognized during 2015.

The Company expects to make no contributions to its pension plan for the 2016 plan year.

Postretirement benefits plan. For measurement purposes, the assumed annual rate of increase in per capita health care costs of covered benefits is 8% in 2016, 8% in 2017, 6% in 2018, 6% in 2019, and 5% in 2020 and thereafter. If assumed health care cost trend rates were increased by one percentage point each year, the accumulated postretirement benefit obligation at December 31, 2015 would be unchanged and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 2015 would be increased by $36. If assumed health care cost trend rates were decreased by one percentage point each year, the accumulated postretirement benefit obligation at December 31, 2015 would be unchanged and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 2015 would be decreased by $33.

The Company expects to contribute $18 thousand to its postretirement plan in 2016. In addition, as of December 31, 2015 and 2014, the Company paid approximately $9 thousand and $11 thousand, respectively, for employees who retired.

401(k) retirement plan. Substantially all employees are eligible to participate in the Company’s 401(k) retirement plan beginning the first of the month following their hire date. Prior to August 14, 2014, employees were eligible to participate in the plan after six months of service. Employees may contribute up to the maximum established by the Internal Revenue Service. As of March 15, 2015, employees are eligible to participate the month following their hire date and the Company matches 100% of the first 3% and 50% of the next 3% of an employee’s contributions. Additional contributions can be made at the discretion of the Company’s Board of Directors. Contributions to this plan amounted to $176 thousand and $110 thousand for the years ended December 31, 2015 and 2014, respectively.